Cover Page Document	Jul. 01, 2020
cover page [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	PTC THERAPEUTICS, INC.
Entity Address, State or Province	DE
Contained File Information, File Number	001-35969
Entity Tax Identification Number	04-3416587
Entity Address, Address Line One	100 Corporate Court
Entity Address, City or Town	South Plainfield,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07080
City Area Code	(908)
Local Phone Number	222-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PTCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001070081
Amendment Flag	false